UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other tha small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
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
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Investors Michigan Municipal Cash Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
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                                                                                                       Principal
                                                                                                       Amount ($)  Value ($)
                                                                                             -------------------------------

Municipal Bonds and Notes 98.5%
Michigan 90.6%
Comstock Park, MI, Public Schools, Series R-2178, 144A,
2.32%*, 5/1/2025 (b)                                                                             100,000            100,000
Detroit, MI, City School District, Series PT-1844, 144A,
2.31%*, 5/1/2011 (b)                                                                             200,000            200,000
Detroit, MI, Sewer Disposal Revenue, Prerefunded,
Series A, 5.25%, 7/1/2005 (b)                                                                     80,000             80,000
Detroit, MI, Sewer Disposal Revenue, Senior Lien,
Series B, 2.25%*, 7/1/2033 (b)                                                                   230,000            230,000
Detroit, MI, Water Supply Systems, Series B-24, 2.32%*, 8/1/2021 (b)                             100,000            100,000
Flushing, MI, Community Schools, Series R-4517, 144A, 2.32%*, 5/1/2023                           100,000            100,000
Fremont, MI, Hospital Finance Authority, 2.32%*, 6/1/2020,
Old Kent Bank (a)                                                                                 40,000             40,000
Garden City, MI, Hospital Revenue, Series A, 2.33%*, 9/1/2026,
First of America Bank (a)                                                                        175,000            175,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation
Revenue, Sunset Manor Inc. Project, 2.29%*, 11/1/2019, LaSalle Bank NA (a)                       200,000            200,000
Holt, MI, Public Schools, 2.2%*, 5/1/2030                                                        175,000            175,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor
College Project, 2.35%*, 12/1/2020, Comerica Bank (a)                                            210,000            210,000
Michigan, Municipal Securities Trust Certificates:
Series 9054, 144A, 2.33%*, 4/20/2011                                                             225,000            225,000
Series 9054, 144A, 2.33%*, 11/4/2020                                                              20,000             20,000
Michigan, Oakland University Revenue, 2.4%*, 3/1/2031 (b)                                        100,000            100,000
Michigan, State Hospital Finance Authority Revenue, Covenamt Retirement,
Series A, 2.29%*, 12/1/2029, LaSalle Bank NA (a)                                                  30,000             30,000
Michigan, State Hospital Finance Authority Revenue, Hospital Equipment
Loan Program, Series A, 2.28%*, 12/1/2023, National City Bank (a)                                100,000            100,000
Michigan, State Housing Development Authority, Series A,
AMT, 2.45%*, 6/1/2020 (b)                                                                        100,000            100,000
Michigan, State Housing Development Authority, Multi-Family Revenue,
Courtyards of Taylor, Series A, 2.27%*, 8/15/2032                                                100,000            100,000
Michigan, State Housing Development Authority, Multi-Family Revenue,
River Place Apartments, AMT, 2.29%*, 6/1/2018, Bank of New York (a)                              200,000            200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum
Project, AMT, 2.45%*, 10/1/2015, Comerica Bank (a)                                               200,000            200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer
Technologies LLC, AMT, 2.5%*, 2/1/2020, JPMorgan Chase Bank (a)                                  160,000            160,000
Michigan, Strategic Fund, Limited Obligation Revenue, Merchants LLC Project,
AMT, 2.42%*, 3/1/2030, National City Bank (a)                                                    125,000            125,000
Michigan, University of Michigan Hospital Revenue:
Series A, 2.21%*, 12/1/2027                                                                      200,000            200,000
Series A, 2.25%*, 12/1/2019                                                                       50,000             50,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue,
Acme Manufacturing Co. Project, AMT, 2.45%*, 11/1/2023,
JPMorgan Chase Bank (a)                                                                           75,000             75,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue,
Rochester College Project, 2.32%*, 8/1/2021, Bank One Michigan (a)                               100,000            100,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue,
Kunath Enterprises LLC Project, AMT, 2.5%*, 2/1/2016, JPMorgan Chase Bank (a)                    280,000            280,000
                                                                                                                 ----------
                                                                                                                  3,675,000

North Carolina 2.5%
Moore County, NC, Industrial Facilities & Pollution Control Finance
Authority Revenue, Klaussner Industries Project, AMT, 2.39%*, 5/1/2010,
Wachovia Bank NA (a)                                                                             100,000            100,000
                                                                                                                 ----------
Puerto Rico 5.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008                   220,000            220,000
                                                                                                                 ----------

                                                                                                    % of
                                                                                                 Net Assets       Value ($)
                                                                                                 ----------       ---------

Total Investment Portfolio  (Cost $3,995,000)                                                       98.5          3,995,000
Other Assets and Liabilities, Net                                                                    1.5             60,578
                                                                                                                 ----------
Net Assets                                                                                         100.0          4,055,578
                                                                                                                 ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                        As a % of Total
Insurance Coverage                                     Investment Portfolio
--------------------------------------------------------------------------
Financial Guaranty Insurance Company                       9.5
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Financial Security Assurance Inc.                          8.3
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MBIA Corporation                                           5.0
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AMT:  Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Michigan Municipal Cash Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Michigan Municipal Cash Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005